BORROWINGS - Summary of Available Credit Facilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of credit facilities line item
Draws on credit facilities	$ 0	$ (721)
Authorized letter of credit facility	400	300
Issued letters of credit	(226)	(209)
Available portion of corporate credit facilities	2,274	1,470
Corporate credit facilities
Disclosure of credit facilities line item
Current borrowings and current portion of non-current borrowings	$ 2,100	$ 2,100